CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net profit from continuing operations	€ 3,510	€ 1,814	€ 93
Amortization and depreciation	5,890	5,956	5,414
Net losses on disposal of tangible and intangible assets	16	13	18
Net gains on disposal of investments	(76)	(13)	0
Other non-cash items	(199)	111	812
Dividends received	102	123	112
Change in provisions	555	1,519	3,206
Change in deferred taxes	1,057	389	(279)
Change due to assets sold with buy-back commitments and GDP vehicles	(11)	(95)	6
Change in inventories	(1,666)	(471)	(958)
Change in trade receivables	(206)	177	(191)
Change in trade payables	1,086	776	1,571
Change in other payables and receivables	327	295	(580)
Cash flows from operating activities - discontinued operations	0	0	527
Total	10,385	10,594	9,751
Cash flows used in investing activities:
Investments in property, plant and equipment and intangible assets	(8,666)	(8,815)	(8,819)
Investments in joint ventures, associates and unconsolidated subsidiaries	(18)	(116)	(266)
Proceeds from the sale of tangible and intangible assets	61	36	29
Proceeds from disposal of other investments	4	55	0
Net change in receivables from financing activities	(838)	(483)	410
Change in securities	175	299	(239)
Other changes	(14)	(15)	11
Cash flows used in investing activities - discontinued operations	0	0	(426)
Total	(9,296)	(9,039)	(9,300)
Cash flows (used in) /from financing activities:
Issuance of notes	0	1,250	2,840
Repayment of notes	(2,235)	(2,373)	(7,241)
Proceeds of other long-term debt	833	1,342	3,061
Repayment of other long-term debt	(3,439)	(4,618)	(4,412)
Net change in short-term debt and other financial assets/liabilities	371	(591)	(36)
Net proceeds from initial public offering of 10 percent of Ferrari N.V.	0	0	866
Distributions paid	(1)	(18)	(283)
Other changes	(2)	(119)	10
Cash flows from financing activities - discontinued operations	0	0	2,067
Total	(4,473)	(5,127)	(3,128)
Translation exchange differences	(1,296)	228	681
Total change in Cash and cash equivalents	(4,680)	(3,344)	(1,996)
Cash and cash equivalents at beginning of the period	17,318	20,662	22,840
Cash and cash equivalents at end of the period - included within Assets held for distribution	0	0	182
Cash and cash equivalents at end of the period	€ 12,638	€ 17,318	€ 20,662